UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31,2007

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Jan-08

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          107

Form 13F Information Table Value Total:      $133,193

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      529     8450 SH       Sole                                       8450
AT & T Corp.                   COM              00206R102      280     6734 SH       Sole                                       6734
Abbott Laboratories            COM              002824100      298     5300 SH       Sole                                       5300
                                                                56     1000 SH       Defined                                    1000
Adobe Systems Inc.             COM              00724f101     2150    50320 SH       Sole                    10395             39925
                                                                72     1675 SH       Defined                                    1675
American Express Co.           COM              025816109     2323    44651 SH       Sole                     8423             36228
                                                                69     1325 SH       Defined                                    1325
Archer-Daniels-Midland Company COM              039483102     2260    48685 SH       Sole                    10130             38555
                                                                37      800 SH       Defined                                     800
Auto Data Processing           COM              053015103     1938    43518 SH       Sole                     7935             35583
                                                                57     1275 SH       Defined                                    1275
Bank of America Corp.          COM              060505104     3003    72772 SH       Sole                    10615             62157
                                                              1273    30860 SH       Defined                    75             30785
Becton, Dickinson & Company    COM              075887109     2515    30090 SH       Sole                     6250             23840
                                                               121     1450 SH       Defined                                    1450
Broadridge Financial Solutions COM              11133T103      229    10201 SH       Sole                     1847              8354
                                                                 8      336 SH       Defined                                     336
C.R. Bard Inc.                 COM              067383109     2939    31000 SH       Sole                     6080             24920
                                                               116     1225 SH       Defined                    25              1200
CenturyTel, Inc.               COM              156700106     1570    37875 SH       Sole                     8450             29425
                                                                49     1175 SH       Defined                    75              1100
Chubb Corp.                    COM              171232101     2140    39205 SH       Sole                     7990             31215
                                                                45      825 SH       Defined                    50               775
Cisco Systems, Inc.            COM              17275R102     1509    55752 SH       Sole                    12045             43707
                                                                30     1100 SH       Defined                                    1100
Cohen Steers Realty Ishares    COM              464287564     1053    13305 SH       Sole                     2855             10450
                                                                45      565 SH       Defined                    40               525
Colgate Palmolive              COM              194162103      421     5400 SH       Sole                                       5400
Danaher Corp.                  COM              235851102     4275    48728 SH       Sole                     7810             40918
                                                               144     1645 SH       Defined                                    1645
Disney (Walt) Holding Co.      COM              254687106      107     3300 SH       Sole                                       3300
                                                               119     3680 SH       Defined                                    3680
Dow-Jones AIG Commodity ETN    COM              06738C778     2793    49670 SH       Sole                     7800             41870
                                                                76     1355 SH       Defined                    80              1275
Electronic Arts, Inc.          COM              285512109     1576    26985 SH       Sole                     6105             20880
                                                                39      675 SH       Defined                                     675
Emerson Electric Company       COM              291011104     2861    50486 SH       Sole                     8775             41711
                                                               129     2275 SH       Defined                    50              2225
Exxon Mobil Corp.              COM              30231G102     5713    60979 SH       Sole                     9974             51005
                                                               451     4810 SH       Defined                                    4810
Federal Express Corporation    COM              31428X106     2038    22855 SH       Sole                     4015             18840
                                                                29      325 SH       Defined                                     325
Fiserv Inc.                    COM              337738108     2564    46210 SH       Sole                     8950             37260
                                                                90     1625 SH       Defined                    50              1575
General Electric Co.           COM              369604103     3758   101373 SH       Sole                    13035             88338
                                                               364     9825 SH       Defined                                    9825
GlaxoSmithKline ADR            ADR              37733W105      371     7367 SH       Sole                                       7367
                                                               155     3076 SH       Defined                                    3076
Hess Corporation               COM              42809h107      731     7245 SH       Sole                     1800              5445
                                                                91      900 SH       Defined                                     900
Johnson & Johnson              COM              478160104     1949    29214 SH       Sole                     6402             22812
                                                                53      800 SH       Defined                                     800
Johnson Controls Inc.          COM              478366107     2195    60891 SH       Sole                    15015             45876
                                                                70     1950 SH       Defined                                    1950
KeyCorp New                    COM              493267108      710    30260 SH       Sole                     7380             22880
                                                                 5      225 SH       Defined                                     225
MSCI EAFE Ishares              COM              464287465     6521    83075 SH       Sole                    11675             71400
                                                               274     3490 SH       Defined                   290              3200
MSCI Emerging Markets Ishares  COM              464287234     4459    29665 SH       Sole                     3970             25695
                                                               202     1343 SH       Defined                    33              1310
Marriott Intl Inc New CL A     COM              571903202      202     5900 SH       Sole                                       5900
McGraw-Hill Inc.               COM              580645109     2276    51951 SH       Sole                     9696             42255
                                                                81     1850 SH       Defined                                    1850
P P G Industries Inc.          COM              693506107     1916    27281 SH       Sole                     5460             21821
                                                                32      450 SH       Defined                                     450
PepsiCo Inc.                   COM              713448108     3465    45652 SH       Sole                    10632             35020
                                                               552     7275 SH       Defined                                    7275
Pfizer Inc.                    COM              717081103      131     5756 SH       Sole                      290              5466
                                                               123     5400 SH       Defined                                    5400
Procter & Gamble Co.           COM              742718109     1907    25976 SH       Sole                      955             25021
                                                               301     4100 SH       Defined                                    4100
Quest Diagnostics              COM              74834l100     2950    55760 SH       Sole                     9585             46175
                                                                62     1175 SH       Defined                   100              1075
Regions Financial Corp.        COM              7591ep100      620    26221 SH       Sole                     7077             19144
                                                               169     7138 SH       Defined                                    7138
S&P Mid Cap 400 Ishares        COM              464287507     6551    77127 SH       Sole                    11340             65787
                                                               214     2525 SH       Defined                   100              2425
S&P Small Cap 600 Ishares      COM              464287804     4188    64405 SH       Sole                     9870             54535
                                                               156     2400 SH       Defined                   100              2300
Schlumberger Ltd.              COM              806857108     4886    49667 SH       Sole                     8465             41202
                                                               334     3400 SH       Defined                                    3400
Sigma Aldrich Corp.            COM              826552101     3297    60376 SH       Sole                    11525             48851
                                                               127     2325 SH       Defined                                    2325
Southern Company               COM              842587107     3439    88747 SH       Sole                    14671             74076
                                                               415    10715 SH       Defined                   300             10415
Standard & Poor's 500 Dep. Rec COM              78462f103      953     6518 SH       Sole                      659              5859
                                                                21      145 SH       Defined                                     145
Stryker Corp.                  COM              863667101     5982    80055 SH       Sole                     9916             70139
                                                                77     1025 SH       Defined                                    1025
Supervalu Inc.                 COM              868536103     1879    50070 SH       Sole                     9405             40665
                                                                59     1575 SH       Defined                    50              1525
Tortoise Energy Infrastructure COM              89147l100     2615    78509 SH       Sole                    15055             63454
                                                               102     3075 SH       Defined                                    3075
U.S. Bancorp Del New           COM              902973304     1564    49262 SH       Sole                    11130             38132
                                                               338    10650 SH       Defined                                   10650
United Healthcare Corp.        COM              91324p102     2675    45960 SH       Sole                     8810             37150
                                                                41      700 SH       Defined                                     700
United Technologies Corp.      COM              913017109     3560    46515 SH       Sole                     7615             38900
                                                               197     2575 SH       Defined                   350              2225
Wachovia Corp New              COM              929903102       28      733 SH       Sole                                        733
                                                               295     7762 SH       Defined                                    7762
Wal Mart Stores Inc.           COM              931142103      269     5660 SH       Sole                                       5660
Walgreen Company               COM              931422109     1572    41280 SH       Sole                     8634             32646
                                                               100     2615 SH       Defined                                    2615
Weyerhaeuser Co.               COM              962166104      367     4973 SH       Sole                      350              4623
                                                                63      850 SH       Defined                                     850